UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin California
Intermediate-Term
Tax-Free Income Fund
A Series of Franklin California Tax-Free Trust
December 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Annual Report

Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 27
Notes to Financial Statements 31
Shareholder Information 39
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income
Fund
This semiannual report for Franklin California Intermediate-
Term Tax-Free Income Fund covers the period ended
December 31, 2023 .
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and California personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a
dollar-weighted average portfolio maturity of six to 12 years and only buys securities rated, at the time of purchase, in
one of the top four ratings categories by one or more U.S.
nationally recognized rating services or unrated or short-term rated securities of comparable credit quality. The Fund may
invest in insured municipal securities, which are covered
by insurance policies that guarantee the timely payment of
principal and interest.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.94 on June 30, 2023, to $11.10
on December 31, 2023. The Fund’s Class A shares paid
dividends totaling 15.4579 cents per share for the reporting period.
2
The Performance Summary beginning on page 3
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.55%, based on
an annualization of December’s 2.7797 cents per share
dividend and the maximum offering price of $11.36 on
December 31, 2023. An investor in the 2023 maximum
combined effective federal and California personal income
tax bracket of 53.10% (including 3.80% Medicare tax)
would need to earn a distribution rate of 5.44% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin
California Intermediate-Term Tax-Free Income Fund. We
look forward to serving your future investment needs.
Portfolio Composition
12/31/23
% of Total
Investments*
Transportation 16.40%
Utilities 14.81%
Special Tax 14.10%
Housing 12.25%
Education 9.48%
Health Care 8.75%
Local 8.01%
Industrial Dev. Revenue and Pollution Control 6.13%
State General Obligation 3.52%
Lease 2.44%
Other Revenue Bonds 2.09%
Refunded 2.02%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.

Performance Summary as of December 31, 2023
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/2 3

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
15
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A
4
6-Month +2.92% +0.61%
1-Year +4.71% +2.35%
5-Year +6.14% +0.74%
10-Year +23.69% +1.92%
Advisor
6-Month +2.95% +2.95%
1-Year +4.96% +4.96%
5-Year +7.37% +1.43%
10-Year +25.89% +2.33%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.55% 5.44% 2.74% 2.68% 5.84% 5.71%
Advisor 2.83% 6.03% 3.04% 2.98% 6.48% 6.35%
See page 4 for Performance Summary footnotes.

Franklin California Intermediate-Term Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond , or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 10/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s December dividend and the maximum offering price (NAV for Advisor Class) per share on 12/31/23.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of California’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(7/1/23–12/31/23)
Share Class
Net Investment
Income
A $0.154579
A1 $0.162699
C $0.132818
R6 $0.169867
Advisor $0.168100
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.74% 0.81%
Advisor 0.49% 0.56%

Your Fund’s Expenses
Franklin California Intermediate-Term Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/23
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
Ending
Account
Value 12/31/23
Expenses
Paid During
Period
7/1/23–12/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,029.20 $3.78 $1,021.41 $3.76 0.74%
A1 $1,000 $1,029.10 $3.01 $1,022.17 $3.00 0.59%
C $1,000 $1,027.00 $5.80 $1,019.41 $5.78 1.14%
R6 $1,000 $1,029.70 $2.34 $1,022.83 $2.34 0.46%
Advisor $1,000 $1,029.50 $2.50 $1,022.68 $2.49 0.49%

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a
Six Months
Ended
December
31, 2023
(unaudited)
Year Ended June 30,
Year Ended
June 30, 2019
a
2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.94 $10.98 $12.16 $12.09 $12.05 $11.76
Income from investment operations
b
:
Net investment income
c
............. 0.16 0.29 0.24 0.25 0.27 0.25
Net realized and unrealized gains (losses) 0.15 (0.04) (1.18) 0.07 0.04 0.30
Total from investment operations ........ 0.31 0.25 (0.94) 0.32 0.31 0.55
Less distributions from:
Net investment income .............. (0.15) (0.29) (0.24) (0.25) (0.27) (0.26)
Net asset value, end of period .......... $11.10 $10.94 $10.98 $12.16 $12.09 $12.05
Total return
d
....................... 2.92% 2.28% (7.84)% 2.68% 2.63% 4.76%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.81% 0.81% 0.79% 0.81% 0.80%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.74% 0.74% 0.74% 0.74% 0.74% 0.74%
Net investment income ............... 2.87% 2.66% 2.05% 2.05% 2.26% 2.58%
Supplemental data
Net assets, end of period (000’s) ........ $379,138 $364,175 $339,459 $365,239 $226,216 $96,795
Portfolio turnover rate ................ 9.39% 18.50% 29.01% 9.20% 18.85% 15.26%
a
For the period September 10, 2018 (commencement of operations) to June 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a
Six Months
Ended
December
31, 2023
(unaudited)
Year Ended June 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.94 $10.98 $12.15 $12.08 $12.04 $11.80
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.31 0.26 0.27 0.29 0.32
Net realized and unrealized gains (losses) 0.15 (0.05) (1.17) 0.07 0.04 0.26
Total from investment operations ........ 0.31 0.26 (0.91) 0.34 0.33 0.58
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.26) (0.27) (0.29) (0.34)
Net asset value, end of period .......... $11.09 $10.94 $10.98 $12.15 $12.08 $12.04
Total return
c
....................... 2.91% 2.44% (7.62)% 2.84% 2.79% 4.98%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.66% 0.66% 0.65% 0.66% 0.65%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.59% 0.59% 0.59% 0.59% 0.59% 0.59%
Net investment income ............... 3.01% 2.80% 2.20% 2.22% 2.42% 2.73%
Supplemental data
Net assets, end of period (000’s) ........ $379,691 $418,383 $515,347 $668,093 $710,743 $761,434
Portfolio turnover rate ................ 9.39% 18.50% 29.01% 9.20% 18.85% 15.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a
Six Months
Ended
December
31, 2023
(unaudited)
Year Ended June 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.98 $11.02 $12.20 $12.13 $12.09 $11.85
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.25 0.19 0.20 0.23 0.26
Net realized and unrealized gains (losses) 0.16 (0.05) (1.18) 0.07 0.04 0.25
Total from investment operations ........ 0.29 0.20 (0.99) 0.27 0.27 0.51
Less distributions from:
Net investment income .............. (0.13) (0.24) (0.19) (0.20) (0.23) (0.27)
Net asset value, end of period .......... $11.14 $10.98 $11.02 $12.20 $12.13 $12.09
Total return
c
....................... 2.70% 1.86% (8.18)% 2.26% 2.22% 4.39%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.21% 1.21% 1.20% 1.20% 1.21% 1.20%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.14% 1.14% 1.14% 1.14% 1.14% 1.14%
Net investment income ............... 2.45% 2.24% 1.63% 1.66% 1.87% 2.18%
Supplemental data
Net assets, end of period (000’s) ........ $35,114 $40,150 $54,420 $101,559 $139,835 $170,241
Portfolio turnover rate ................ 9.39% 18.50% 29.01% 9.20% 18.85% 15.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a
Six Months
Ended
December
31, 2023
(unaudited)
Year Ended June 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.97 $11.01 $12.18 $12.12 $12.07 $11.83
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.32 0.28 0.28 0.31 0.34
Net realized and unrealized gains (losses) 0.15 (0.04) (1.18) 0.07 0.05 0.25
Total from investment operations ........ 0.32 0.28 (0.90) 0.35 0.36 0.59
Less distributions from:
Net investment income .............. (0.17) (0.32) (0.27) (0.29) (0.31) (0.35)
Net asset value, end of period .......... $11.12 $10.97 $11.01 $12.18 $12.12 $12.07
Total return
c
....................... 2.97% 2.56% (7.48)% 2.88% 3.00% 5.09%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.53% 0.52% 0.51% 0.53% 0.53%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.46% 0.46% 0.46% 0.45% 0.46% 0.46%
Net investment income ............... 3.14% 2.95% 2.35% 2.33% 2.55% 2.87%
Supplemental data
Net assets, end of period (000’s) ........ $54,962 $50,131 $36,294 $28,080 $19,007 $16,310
Portfolio turnover rate ................ 9.39% 18.50% 29.01% 9.20% 18.85% 15.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Financial Highlights
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a
Six Months
Ended
December
31, 2023
(unaudited)
Year Ended June 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.97 $11.01 $12.18 $12.12 $12.08 $11.83
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.32 0.27 0.28 0.30 0.34
Net realized and unrealized gains (losses) 0.15 (0.05) (1.17) 0.06 0.04 0.26
Total from investment operations ........ 0.32 0.27 (0.90) 0.34 0.34 0.60
Less distributions from:
Net investment income .............. (0.17) (0.31) (0.27) (0.28) (0.30) (0.35)
Net asset value, end of period .......... $11.12 $10.97 $11.01 $12.18 $12.12 $12.08
Total return
c
....................... 2.95% 2.53% (7.51)% 2.85% 2.89% 5.15%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.56% 0.56% 0.56% 0.55% 0.56% 0.55%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.49% 0.49% 0.49% 0.49% 0.49% 0.49%
Net investment income ............... 3.11% 2.89% 2.30% 2.31% 2.52% 2.83%
Supplemental data
Net assets, end of period (000’s) ........ $557,804 $516,585 $613,805 $716,600 $637,015 $592,893
Portfolio turnover rate ................ 9.39% 18.50% 29.01% 9.20% 18.85% 15.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Trust
Schedule of Investments (unaudited), December 31, 2023
Franklin California Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
a
Senior Floating Rate Interests 0.1%
Residential REITs 0.1%
b,c,d
Centennial Gardens LP , CME Term Loan, B , 7.331% , ( 1-month SOFR + 1.55% ),
1/01/38 ......................................................... $ 1,000,000 $ 1,000,000
Total Senior Floating Rate Interests (Cost $1,000,000) ...........................
1,000,000
Municipal Bonds 95.9%
California 94.8%
Align Affordable Housing Bond Fund LP ,
e
Breezewood 2019 LP, Revenue, 144A, 2020-3 TR, A, 2.625%, 8/01/25 .......... 14,300,000 13,843,217
Parkwood Apartments, 2021-1, 2.25%, 8/01/31 ........................... 11,250,000 10,468,237
Beaumont Unified School District ,
Community Facilities District No. 2020-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/38 .................................................... 300,000 321,523
Community Facilities District No. 2020-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/43 .................................................... 1,295,000 1,359,959
Community Facilities District No. 2020-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/48 .................................................... 660,000 679,826
Community Facilities District No. 2020-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/53 .................................................... 725,000 741,612
California Affordable Housing Agency , Butte County Housing Authority , Revenue , 2020
A , 2% , 10/01/35 ................................................... 500,000 420,343
f
California Community Choice Financing Authority ,
Revenue, 2021 A, Mandatory Put, 4%, 12/01/27 ........................... 13,200,000 13,296,904
Revenue, 2021 B-1, Mandatory Put, 4%, 8/01/31 .......................... 9,150,000 9,217,978
Revenue, 2021 B-2, Mandatory Put, 4.32%, 8/01/31 ........................ 25,000,000 22,908,225
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 20,000,000 20,303,096
California Community College Financing Authority ,
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/32 ............ 1,750,000 1,828,722
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/33 ............ 600,000 625,775
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/35 ............ 3,040,000 3,155,871
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/37 ............ 1,600,000 1,644,341
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5%, 5/01/38 ............ 1,320,000 1,347,692
e
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,795,000 3,365,999
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/29 250,000 272,819
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 1,065,000 1,182,701
Los Angeles County Securitization Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/35 .................................................... 1,505,000 1,559,928
Los Angeles County Securitization Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/37 .................................................... 1,075,000 1,098,118
Los Angeles County Securitization Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/39 .................................................... 1,300,000 1,308,320
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/30 .................................................... 315,000 347,891
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/31 .................................................... 300,000 333,155
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
5%, 6/01/33 .................................................... 245,000 271,489
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/34 .................................................... 420,000 438,422
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/30 .. 425,000 469,376
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/31 .. 225,000 249,866
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/32 .. 250,000 277,336
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 5%, 6/01/33 .. 300,000 332,435
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/34 .. 365,000 381,010

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/32 ................ $ 275,000 $ 307,331
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/33 ................ 545,000 608,141
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/34 ................ 995,000 1,105,707
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/35 ................ 1,045,000 1,155,787
Art Center College of Design, Revenue, 2022 A, 5%, 12/01/36 ................ 595,000 653,116
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/37 ................ 1,150,000 1,157,920
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/38 ................ 1,195,000 1,198,950
Leland Stanford Junior University (The), Revenue, U-6, 5%, 5/01/45 ............ 1,135,000 1,418,969
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 850,000 1,058,538
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/29 ............. 1,020,000 1,087,131
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/32 ............. 1,235,000 1,311,443
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/33 ............. 1,000,000 1,060,610
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/34 ............. 1,750,000 1,852,800
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/35 ............. 1,500,000 1,586,341
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/36 ............. 2,000,000 2,109,181
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/37 ............. 2,000,000 2,101,453
St. Mary's College of California, Revenue, 2023 A, Refunding, 5%, 10/01/36 ...... 750,000 814,924
St. Mary's College of California, Revenue, 2023 A, Refunding, 5%, 10/01/37 ...... 725,000 780,888
St. Mary's College of California, Revenue, 2023 A, Refunding, 5%, 10/01/38 ...... 1,025,000 1,093,292
St. Mary's College of California, Revenue, 2023 A, Refunding, 5.25%, 10/01/44 ... 4,450,000 4,713,604
University of San Francisco, Revenue, 2018 A, 5%, 10/01/37 ................. 1,365,000 1,467,648
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/24 .. 230,000 231,335
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/26 .. 540,000 557,352
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/28 .. 615,000 651,299
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/30 .. 250,000 269,112
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/35 .. 450,000 476,379
California Health Facilities Financing Authority ,
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6%, 2/01/24 ... 2,000,000 2,004,438
Cedars-Sinai Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
11/15/30 ....................................................... 3,000,000 3,143,088
Cedars-Sinai Medical Center Obligated Group, Revenue, 2016 A, Refunding, 5%,
8/15/31 ........................................................ 3,500,000 3,718,630
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/36 ........................................................ 2,045,000 2,131,540
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/37 ........................................................ 2,530,000 2,621,439
El Camino Hospital, Revenue, 2017, 5%, 2/01/28 .......................... 2,100,000 2,234,211
El Camino Hospital, Revenue, 2017, 5%, 2/01/29 .......................... 2,460,000 2,618,405
El Camino Hospital, Revenue, 2017, 5%, 2/01/30 .......................... 1,250,000 1,328,763
El Camino Hospital, Revenue, 2017, 5%, 2/01/31 .......................... 1,200,000 1,274,824
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 5%, 11/01/47 ............... 5,000,000 6,159,301
Marshall Medical Center, Revenue, 2015, Refunding, California Mortgage Insured,
5%, 11/01/33 ................................................... 1,000,000 1,023,830
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 5,142,162 5,231,150
Lakeside Drive Senior Housing LP, Revenue, 2019 N, FNMA Insured, 2.35%,
12/01/35 ....................................................... 9,250,989 7,406,449
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 A,
5%, 11/01/30 ................................................... 7,260,000 8,520,318
Infrastructure State Revolving Fund (The), Revenue, 2015 A, Pre-Refunded, 5%,
10/01/32 ....................................................... 2,915,000 3,038,970
California Municipal Finance Authority ,
e,f
Revenue, 144A, 2009 A, Mandatory Put, 1.3%, 2/03/25 ..................... 1,800,000 1,749,511
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 5,800,000 5,168,869

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Revenue, 2022 A-2, 6.25%, 12/01/32 ................................... $ 3,105,000 $ 2,759,736
ACI Royal York, Inc., Revenue, 2020 A, 3.125%, 2/15/33 .................... 620,000 553,790
Aldersly, Revenue, 2023 B-1, Refunding, California Mortgage Insured, 4%, 11/15/28 595,000 600,920
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/29 ............... 1,350,000 1,439,346
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/30 ............... 1,165,000 1,239,992
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/33 ............... 1,070,000 1,134,303
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/35 ............... 1,000,000 1,055,321
California Home for the Aged, Inc. (The), Revenue, 2018, California Mortgage
Insured, 5%, 5/15/36 .............................................. 1,000,000 1,098,217
California Institute of the Arts, Revenue, 2021, 4%, 10/01/32 ................. 120,000 124,214
California Institute of the Arts, Revenue, 2021, 4%, 10/01/33 ................. 120,000 123,883
California Institute of the Arts, Revenue, 2021, 4%, 10/01/34 ................. 155,000 159,425
California Institute of the Arts, Revenue, 2021, 4%, 10/01/35 ................. 160,000 163,815
California Institute of the Arts, Revenue, 2021, 4%, 10/01/36 ................. 185,000 188,116
California Institute of the Arts, Revenue, 2021, 4%, 10/01/37 ................. 170,000 171,220
Caritas Corp. (The), Revenue, 2021 B, Refunding, 3%, 8/15/31 ............... 105,000 100,599
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/41 ............... 590,000 564,932
Caritas Corp. (The), Revenue, 2021 B, Refunding, 4%, 8/15/56 ............... 540,000 467,194
e
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 8,125,000 7,529,421
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/30 ........................ 3,635,000 3,942,247
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/32 ........................ 1,000,000 1,079,227
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/35 ........................ 1,430,000 1,531,076
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/36 ........................ 1,260,000 1,342,361
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/38 ........................ 1,500,000 1,574,435
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/26 ............................................ 2,010,000 2,058,291
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/28 ............................................ 1,500,000 1,536,038
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/25 ............................................ 2,000,000 2,028,843
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/26 ............................................ 2,010,000 2,068,711
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/29 ............................................ 6,270,000 6,567,610
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/30 ............................................ 4,680,000 4,898,710
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/32 ............................................ 3,300,000 3,454,563
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/33 ............................................ 7,440,000 7,790,738
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/34 ............................................ 5,000,000 5,231,933
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/36 ............................................ 2,295,000 2,391,471
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/37 ............................................ 2,000,000 2,077,069
Concordia University Irvine, Revenue, 2021, 4%, 1/01/24 .................... 300,000 300,000
Concordia University Irvine, Revenue, 2021, 4%, 1/01/26 .................... 250,000 252,278
Concordia University Irvine, Revenue, 2021, 4%, 1/01/27 .................... 350,000 356,047
Concordia University Irvine, Revenue, 2021, 4%, 1/01/28 .................... 250,000 256,035
Concordia University Irvine, Revenue, 2021, 4%, 1/01/29 .................... 350,000 360,565
Concordia University Irvine, Revenue, 2021, 4%, 1/01/30 .................... 400,000 413,273
Concordia University Irvine, Revenue, 2021, 4%, 1/01/31 .................... 350,000 362,202
Concordia University Irvine, Revenue, 2021, 4%, 1/01/32 .................... 250,000 257,846
Concordia University Irvine, Revenue, 2021, 4%, 1/01/33 .................... 300,000 308,675
Concordia University Irvine, Revenue, 2021, 4%, 1/01/34 .................... 300,000 308,419

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Concordia University Irvine, Revenue, 2021, 4%, 1/01/35 .................... $ 400,000 $ 410,369
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/26 .... 210,000 212,164
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/27 .... 110,000 111,731
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/28 .... 115,000 117,432
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 5%, 11/15/29 .... 240,000 246,114
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/30 .... 125,000 121,266
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/31 .... 265,000 255,951
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/32 .... 280,000 269,250
Congregational Homes, Inc. Obligated Group, Revenue, 2022 B-1, 2.75%, 11/15/27 525,000 520,231
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/26 ............. 1,085,000 1,120,520
e
IH Lakes Concord LLC, Revenue, 144A, 2022 A-1, 4.375%, 12/01/32 ........... 15,000,000 14,259,330
e
IH Lakes Concord LLC, Revenue, 144A, 2022 A-2, 6.75%, 12/01/32 ............ 930,000 855,791
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/30 ....................................................... 885,000 926,813
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/24 ... 1,000,000 1,009,115
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/32 ... 6,625,000 6,786,041
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 6/30/25 1,000,000 1,017,387
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/34 3,000,000 3,175,584
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/35 5,500,000 5,801,824
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/36 10,570,000 11,097,558
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 2,930,000 3,059,305
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 7,600,000 7,906,276
e
NCCD-Claremont Properties LLC, Revenue, 144A, 2023 A, Refunding, 5%, 7/01/35 3,960,000 3,997,945
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/25 .... 1,000,000 1,017,135
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/26 .... 900,000 912,318
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/27 .... 1,300,000 1,320,714
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/28 .... 1,400,000 1,424,371
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/29 .. 1,000,000 1,023,031
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/30 .... 1,350,000 1,371,841
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/31 .. 1,250,000 1,277,955
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 4,620,000 4,664,633
Northern California Retired Officers Community, Revenue, 2016, Refunding,
California Mortgage Insured, 5%, 1/01/37 .............................. 1,310,000 1,394,121
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/27 ....................................................... 100,000 107,845
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/28 ....................................................... 250,000 275,058
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/29 ....................................................... 250,000 279,906
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/30 ....................................................... 210,000 238,899
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/31 ....................................................... 435,000 502,238
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5%,
11/01/33 ....................................................... 1,200,000 1,396,904
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/34 ....................................................... 1,430,000 1,711,953
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/35 ....................................................... 1,200,000 1,433,749
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/36 ....................................................... 1,550,000 1,830,305
Pilgrim Place in Claremont, Revenue, 2016 A, Refunding, California Mortgage
Insured, 5%, 5/15/31 .............................................. 2,750,000 2,987,789
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.25%, 12/01/27 .................................... 3,030,000 3,034,194
System Management Group, Revenue, 2019 A, 5%, 4/01/35 ................. 1,780,000 1,952,464

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
System Management Group, Revenue, 2019 A, 5%, 4/01/37 ................. $ 2,945,000 $ 3,198,080
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/31 ............. 1,000,000 1,067,664
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/32 ............. 1,000,000 1,067,233
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/33 ............. 1,010,000 1,077,528
University of La Verne, Revenue, 2017 A, Refunding, 5%, 6/01/35 ............. 1,440,000 1,532,513
e
California Pollution Control Financing Authority ,
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%, 7/01/29 4,350,000 4,549,130
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/26 ....... 2,680,000 2,772,629
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/27 ....... 4,170,000 4,361,479
f
California Public Finance Authority , Henry Mayo Newhall Hospital Obligated Group ,
Revenue , 2021 B , Mandatory Put , 4% , 10/15/31 ........................... 690,000 683,343
e
California School Finance Authority ,
Revenue, 144A, 2022 A, Refunding, 4%, 10/01/27 ......................... 515,000 516,332
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/32 ......................... 755,000 809,687
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/32 .... 640,000 678,712
Camino Nuevo Charter Academy Obligated Group, Revenue, 144A, 2023 A,
Refunding, 5%, 6/01/33 ............................................ 1,655,000 1,734,769
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/26 . 300,000 308,895
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/27 . 320,000 334,007
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding, 5%,
8/01/32 ........................................................ 750,000 795,689
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding,
5.375%, 8/01/42 ................................................. 1,500,000 1,593,117
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/24 100,000 100,571
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/25 105,000 106,707
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/26 110,000 113,522
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/28 100,000 106,300
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/29 100,000 107,536
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 7/01/30 100,000 108,529
STEM Preparatory Schools - Obligated Group, Revenue, 144A, 2023 A, 5%, 6/01/33 300,000 318,761
California State Public Works Board ,
Revenue, 2021 A, Refunding, 5%, 2/01/31 ............................... 2,175,000 2,563,314
State of California Department of Corrections & Rehabilitation, Revenue, 2014 A, 5%,
9/01/26 ........................................................ 10,000,000 10,127,186
State of California Department of Corrections & Rehabilitation, Revenue, 2014 D,
5%, 9/01/26 .................................................... 6,835,000 6,921,932
California State University ,
Revenue, 2016 A, Refunding, 5%, 11/01/29 .............................. 16,000,000 16,992,067
Revenue, 2016 A, Refunding, 5%, 11/01/30 .............................. 5,000,000 5,300,630
California Statewide Communities Development Authority ,
Special Tax, 2023 A, 5%, 9/01/36 ...................................... 460,000 488,052
Special Tax, 2023 A, 5%, 9/01/43 ...................................... 215,000 221,137
Aldersly Obligated Group, Revenue, 2015 A, ETM, 4.5%, 5/15/25 .............. 420,000 425,632
Community Facilities District No. 2020-02 Improvement Area No. 2, Special Tax,
2022, 5.125%, 9/01/42 ............................................ 500,000 523,119
Community Facilities District No. 2021-1, Special Tax, 2023, 4.75%, 9/01/38 ...... 500,000 533,478
Community Facilities District No. 2022-10, Special Tax, 2023, 5.25%, 9/01/43 ..... 650,000 693,095
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/32 .................................................... 1,470,000 1,610,662
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/33 .................................................... 1,520,000 1,664,380
Front Porch Communities & Services Obligated Group, Revenue, 2021 A, Refunding,
5%, 4/01/34 .................................................... 1,565,000 1,710,642
Hebrew Home for Aged Disabled, Revenue, 2016, California Mortgage Insured, 5%,
11/01/36 ....................................................... 9,000,000 9,580,661

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/26 ....................................... $ 1,000,000 $ 1,016,186
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5%, 10/01/28 ....................................... 1,250,000 1,270,233
Campbell Union School District , GO , 2015 , Refunding , 5% , 8/01/28 ..............
3,235,000 3,365,864
Carson Public Financing Authority ,
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/25 ........................................................ 1,000,000 1,025,684
City of Carson Reassessment District No. 2001-1, Revenue, 2019, Refunding, 5%,
9/02/31 ........................................................ 1,000,000 1,101,057
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5%, 9/01/30 ...................................... 1,280,000 1,394,631
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 4.5%, 9/01/31 .................................... 725,000 763,093
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 4.625%, 9/01/32 ................................... 755,000 805,933
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 4.75%, 9/01/34 ................................... 1,620,000 1,742,988
Community Facilities District No. 2021-1, Special Tax, 2023, 5%, 9/01/38 ........ 1,090,000 1,161,232
Community Facilities District No. 2021-1, Special Tax, 2023, 5.375%, 9/01/43 ..... 1,000,000 1,067,932
Community Facilities District No. 2021-1, Special Tax, 2023, 5.5%, 9/01/48 ....... 1,200,000 1,267,559
Community Facilities District No. 2021-1, Special Tax, 2023, 5.625%, 9/01/53 ..... 375,000 397,050
City & County of San Francisco ,
GO, 2021 B-1, 4%, 6/15/37 .......................................... 2,000,000 2,077,550
GO, 2021 C-1, 4%, 6/15/36 .......................................... 1,140,000 1,195,925
e
District No. 2020-1 Development, Special Tax, 144A, 2023 A, 5.25%, 9/01/38 ..... 875,000 920,962
e
District No. 2020-1 Office, Special Tax, 144A, 2023 B, 5%, 9/01/33 ............. 1,180,000 1,234,817
e
District No. 2020-1 Office, Special Tax, 144A, 2023 B, 5.5%, 9/01/43 ........... 1,060,000 1,110,122
e
District No. 2020-1 Shoreline Tax Zone 1, Special Tax, 144A, 2023 C, 5%, 9/01/33 . 650,000 680,328
e
District No. 2020-1 Shoreline Tax Zone 1, Special Tax, 144A, 2023 C, 5.25%, 9/01/38 880,000 926,225
e
District No. 2020-1 Shoreline Tax Zone 1, Special Tax, 144A, 2023 C, 5.5%, 9/01/43 1,005,000 1,052,521
City of Chula Vista , Community Facilities District No. 16-1 Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 1,500,000 1,472,951
City of Clovis , Sewer , Revenue , 2013 , Refunding , BAM Insured , 5% , 8/01/28 .......
1,200,000 1,201,658
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5%, 9/01/37 .................................................... 955,000 1,019,726
Community Facilities District No. 2015-1 Improvement Area No. 5, Special Tax, 2023,
5%, 9/01/38 .................................................... 785,000 826,051
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/32 ........... 250,000 258,463
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/36 ........... 550,000 561,532
Community Facilities District No. 87, Special Tax, 2021, 4%, 9/01/41 ........... 400,000 396,610
City of Irvine , Reassessment District No. 15-2 , 1915 Act, Special Assessment ,
Refunding , 5% , 9/02/25 ............................................. 1,000,000 1,026,174
City of Lake Elsinore , Community Facilities District No. 2006-1 Improvement Area KK ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 400,000 370,519
City of Lincoln , Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% ,
9/01/37 ......................................................... 1,215,000 1,283,711
City of Long Beach ,
Harbor, Revenue, 2019 A, 5%, 5/15/38 .................................. 2,000,000 2,234,331
Marina System, Revenue, 2015, 5%, 5/15/27 ............................. 1,285,000 1,307,717
Marina System, Revenue, 2015, 5%, 5/15/32 ............................. 1,250,000 1,271,342
City of Los Angeles ,
Revenue, 2018 C, 5%, 5/15/35 ........................................ 5,800,000 6,146,344

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports, Revenue, 2017 A, 5%, 5/15/31 ...................... $ 2,815,000 $ 2,979,020
Department of Airports, Revenue, 2018 B, Refunding, 5%, 5/15/32 ............. 3,325,000 3,570,644
Department of Airports, Revenue, 2018 D, Refunding, 5%, 5/15/31 ............. 2,900,000 3,170,270
Department of Airports, Revenue, 2019 D, 5%, 5/15/31 ..................... 2,685,000 2,906,046
Department of Airports, Revenue, 2019 D, 5%, 5/15/36 ..................... 2,500,000 2,682,842
Department of Airports, Revenue, 2019 F, 5%, 5/15/37 ...................... 5,715,000 6,135,885
Department of Airports, Revenue, 2019 F, 5%, 5/15/38 ...................... 4,500,000 4,791,088
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/32 ............. 3,205,000 3,710,852
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/33 ............. 3,000,000 3,471,530
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 2,115,000 2,437,976
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 7,380,000 8,388,194
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 5,485,000 6,118,450
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/28 ............. 300,000 323,988
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/29 ............. 250,000 274,598
Department of Airports, Revenue, 2022 C, Refunding, 4%, 5/15/39 ............. 2,800,000 2,824,172
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/36 .......... 1,325,000 1,554,764
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/37 .......... 9,960,000 11,592,258
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/38 .......... 1,080,000 1,242,546
Department of Airports, Revenue, Senior Lien, 2022 G, 5.5%, 5/15/40 .......... 580,000 660,516
Wastewater System, Revenue, 2013 A, Refunding, 5%, 6/01/27 ............... 9,145,000 9,150,272
City of Menifee ,
Community Facilities District No. 2021-1, Special Tax, 2023 A, 5%, 9/01/43 ...... 240,000 251,331
Community Facilities District No. 2021-1, Special Tax, 2023 A, 5%, 9/01/48 ...... 325,000 334,997
Community Facilities District No. 2021-1, Special Tax, 2023 A, 5%, 9/01/53 ...... 750,000 767,185
City of Newport Beach ,
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2%, 9/02/34 . 230,000 185,752
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/35 ........................................................ 235,000 188,273
Assessment District No. 113, 1915 Act, Special Assessment, 2021 A, 2.125%,
9/02/36 ........................................................ 240,000 187,069
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/24 . 125,000 126,030
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/25 . 150,000 153,255
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/26 . 220,000 227,096
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/27 . 250,000 259,794
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/28 . 250,000 260,519
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/29 . 275,000 287,727
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/30 . 225,000 235,975
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/31 . 260,000 273,570
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/32 . 280,000 294,943
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4%, 9/02/33 . 225,000 237,764
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 4.125%,
9/02/38 ........................................................ 625,000 642,778
Assessment District No. 124, 1915 Act, Special Assessment, 2023 A, 5%, 9/02/43 . 725,000 785,055
City of Ontario , Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/37 .
350,000 378,684
City of Palm Desert ,
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/26 ............................................ 570,000 574,491
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/31 ............................................ 800,000 815,034
Section 29 Assessment District No. 2004-02, 1915 Act, Special Assessment, 2021,
Refunding, 4%, 9/02/37 ............................................ 1,200,000 1,188,245
City of Palo Alto ,
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/28 ............................ 895,000 898,643
University Avenue Off-Street Parking Assessment District, 1915 Act, Special
Assessment, 2012, Refunding, 5%, 9/02/29 ............................ 1,155,000 1,159,687

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Pasadena , Water , Revenue , 2020 A , Refunding , 5% , 6/01/38 .............
$ 1,480,000 $ 1,653,514
City of Porterville ,
Water, COP, 2021, AGMC Insured, 4%, 8/15/35 ........................... 230,000 246,216
Water, COP, 2021, AGMC Insured, 4%, 8/15/36 ........................... 200,000 211,767
Water, COP, 2021, AGMC Insured, 4%, 8/15/37 ........................... 175,000 183,820
City of Rancho Cordova , Arista Del Sol Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 .................... 250,000 264,559
City of Rialto , Community Facilities District No. 2020-1 , Special Tax , 2023 , 5% , 9/01/38
1,445,000 1,558,512
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/28 ......................... 3,870,000 4,023,492
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/29 ......................... 4,670,000 4,851,386
Water, Revenue, 2019 A, Refunding, 5%, 10/01/37 ......................... 7,295,000 8,169,861
City of Sacramento ,
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/26 .................................................... 615,000 631,676
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/28 .................................................... 1,220,000 1,254,691
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/29 .................................................... 1,555,000 1,599,049
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/30 .................................................... 1,045,000 1,075,985
North Natomas Community Facilities District No. 4, Special Tax, 2015 F, Refunding,
5%, 9/01/31 .................................................... 1,800,000 1,849,716
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/34 .................... 1,485,000 1,623,498
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/35 .................... 2,000,000 2,180,804
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/37 .................... 2,250,000 2,430,022
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 4/01/26 ........................... 1,265,000 1,302,815
Electric System, Revenue, 2021 A, 5%, 10/01/26 .......................... 1,670,000 1,734,407
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,125,661
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/24 .................. 700,000 705,782
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/25 .................. 500,000 509,753
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/26 .................. 605,000 626,552
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/30 .................. 1,105,000 1,210,421
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/36 ......................................................... 1,510,000 1,587,875
e
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 2,400,000 2,005,434
Compton Community Redevelopment Agency ,
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/37 4,090,000 4,655,590
Successor Agency, Tax Allocation, 2022 A, Refunding, AGMC Insured, 5%, 8/01/42 3,115,000 3,466,240
Contra Costa Water District , Revenue , T , Refunding , 5% , 10/01/26 ..............
3,400,000 3,459,691
Corona-Norco Unified School District , GO , 2011 E , 5.3% , 8/01/25 ...............
4,645,000 4,839,478
County of El Dorado ,
Community Facilities District No. 2014-1, Special Tax, 2023, 5%, 9/01/38 ........ 500,000 538,447
Community Facilities District No. 2014-1, Special Tax, 2023, 5%, 9/01/43 ........ 1,000,000 1,048,404
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/35 ................... 1,000,000 1,052,138
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/36 ................... 2,000,000 2,096,798
County of San Diego ,
Community Facilities District No. 2008-01 Area No. 1, Special Tax, 2020 A, 4%,
9/01/37 ........................................................ 175,000 176,023
Community Facilities District No. 2008-01 Area No. 1, Special Tax, 2020 A, 4%,
9/01/38 ........................................................ 375,000 373,726
Community Facilities District No. 2008-01 Area No. 1, Special Tax, 2020 A, 4%,
9/01/40 ........................................................ 115,000 112,288

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of San Diego, (continued)
Community Facilities District No. 2008-01 Area No. 2, Special Tax, 2020 A, 4%,
9/01/35 ........................................................ $ 50,000 $ 50,924
e
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 7,862,934
Oceanaire Apartments, Revenue, 144A, 2021 A-1, 3.2%, 9/01/46 .............. 7,500,000 5,460,065
Towne at Glendale Apartments, Revenue, 144A, 2022 B, 5%, 9/01/37 .......... 12,300,000 12,498,015
Del Mar Race Track Authority ,
Revenue, 2015, Refunding, 5%, 10/01/28 ................................ 1,925,000 1,927,151
Revenue, 2015, Refunding, 5%, 10/01/30 ................................ 1,125,000 1,124,913
Dublin Unified School District , GO , 2016 , Refunding , 5% , 8/01/32 ...............
3,220,000 3,452,774
East Bay Municipal Utility District ,
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/25 ............... 2,845,000 2,944,717
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/26 ............... 3,650,000 3,880,682
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/27 ............... 1,500,000 1,639,579
Wastewater System, Revenue, 2014 A, Refunding, 5%, 6/01/29 ............... 1,000,000 1,149,748
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/29 ................... 5,000,000 5,180,266
Eastern Municipal Water District , Community Facilities District No. 2019-86 , Special
Tax , 2023 , 5% , 9/01/43 ............................................. 1,085,000 1,134,038
El Dorado Irrigation District , Revenue , 2016 C , Pre-Refunded , 5% , 3/01/31 ........
2,500,000 2,639,612
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/30
1,130,000 1,176,311
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 23,545,613 19,591,815
Foothill-De Anza Community College District , GO , 2015 , Refunding , 5% , 8/01/28 ....
2,500,000 2,601,922
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/25 .......................... 2,500,000 2,537,135
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/26 .......................... 3,760,000 3,973,004
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/27 .......................... 6,395,000 6,985,376
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/29 .............. 19,895,000 22,550,833
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/27 ..................... 350,000 367,190
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/28 ..................... 320,000 341,539
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/29 ..................... 360,000 390,267
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/30 ..................... 400,000 439,580
Revenue, Junior Lien, 2021 C, Refunding, 5%, 1/15/31 ..................... 470,000 522,410
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/32 ..................... 300,000 314,413
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/33 ..................... 445,000 466,105
Golden State Tobacco Securitization Corp. , Revenue , 2018 A-1 , Pre-Refunded , 5% ,
6/01/35 ......................................................... 9,000,000 10,006,365
Imperial Irrigation District ,
Electric System, Revenue, 2019, Refunding, 5%, 11/01/33 ................... 1,000,000 1,136,807
Electric System, Revenue, 2019, Refunding, 5%, 11/01/34 ................... 1,100,000 1,249,756
Electric System, Revenue, 2019, Refunding, 5%, 11/01/37 ................... 3,885,000 4,340,941
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... 2,010,000 2,148,078
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/41 ............. 1,395,000 1,212,382
Millennium Housing LLC, Revenue, 2022, Refunding, 3.7%, 9/15/32 ............ 920,000 947,809
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/30 ............. 1,575,000 1,631,863
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/27 ...................................... 1,735,000 1,773,761
Special Tax, 2020 A, 4%, 9/01/28 ...................................... 1,130,000 1,161,147
Special Tax, 2020 A, 5%, 9/01/30 ...................................... 1,900,000 2,111,908
Special Tax, 2020 A, 5%, 9/01/31 ...................................... 1,830,000 2,013,986
Special Tax, 2020 A, 5%, 9/01/32 ...................................... 750,000 820,647
Special Tax, 2020 A, 4%, 9/01/33 ...................................... 2,095,000 2,156,830
Special Tax, 2020 A, 4%, 9/01/35 ...................................... 1,450,000 1,487,053

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Unified School District, (continued)
Special Tax, 2020 A, 4%, 9/01/36 ...................................... $ 2,625,000 $ 2,672,255
Special Tax, 2020 A, 4%, 9/01/37 ...................................... 2,695,000 2,721,107
Special Tax, 2020 A, 4%, 9/01/39 ...................................... 2,890,000 2,857,485
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/29 ........ 185,000 204,815
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/30 ........ 210,000 233,081
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/31 ........ 175,000 193,906
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/32 ........ 185,000 204,870
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/33 ........ 195,000 215,814
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/34 ........ 225,000 248,678
Community Facilities District No. 09-1, Special Tax, 2019 A, 5%, 9/01/36 ........ 265,000 290,343
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/37 ........ 280,000 284,342
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/38 ........ 270,000 271,478
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/39 ........ 315,000 315,182
Community Facilities District No. 09-1, Special Tax, 2019 A, 4%, 9/01/40 ........ 350,000 347,969
Jurupa Public Financing Authority ,
Special Tax, 2014 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,014,485
Special Tax, 2014 A, Refunding, 5%, 9/01/28 ............................. 1,275,000 1,293,552
Special Tax, 2014 A, Refunding, 5%, 9/01/29 ............................. 530,000 537,572
Special Tax, 2015 A, Refunding, 5%, 9/01/26 ............................. 1,855,000 1,923,999
Special Tax, 2015 A, Refunding, 5%, 9/01/27 ............................. 1,000,000 1,039,029
Special Tax, 2015 A, Refunding, 5%, 9/01/28 ............................. 1,025,000 1,066,878
Special Tax, 2015 A, Refunding, 5%, 9/01/29 ............................. 1,155,000 1,203,407
Special Tax, 2015 A, Refunding, 5%, 9/01/30 ............................. 1,510,000 1,573,726
Special Tax, 2015 A, Refunding, 5%, 9/01/31 ............................. 1,190,000 1,239,547
Special Tax, 2015 A, Refunding, 5%, 9/01/32 ............................. 2,505,000 2,608,825
Special Tax, 2015 A, Refunding, 5%, 9/01/33 ............................. 2,635,000 2,754,666
Special Tax, 2020 A, Refunding, BAM Insured, 4%, 9/01/32 .................. 700,000 748,350
Jurupa Unified School District , GO , 2019 C , 5.25% , 8/01/43 ...................
14,675,000 16,203,916
Lake Elsinore Public Financing Authority , Special Tax , 2015 , Refunding , 5% , 9/01/30 .
4,970,000 5,105,163
Lake Elsinore Unified School District , Community Facilities District No. 2007-2 , Special
Tax , 2021 , 4% , 9/01/45 ............................................. 760,000 696,423
Lammersville Joint Unified School District , Community Facilities District No. 2002 ,
Special Tax , 2017 , Refunding , 5% , 9/01/33 ............................... 1,575,000 1,667,181
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5%, 9/01/27 ............................ 1,385,000 1,386,549
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/29 .......................... 800,000 801,074
Los Angeles County Metropolitan Transportation Authority ,
Sales Tax, Revenue, 2014 A, Refunding, 5%, 7/01/27 ....................... 5,630,000 5,693,078
Sales Tax, Revenue, 2017 A, 5%, 7/01/39 ............................... 7,520,000 8,071,088
Sales Tax, Revenue, 2021 A, 4%, 6/01/35 ............................... 1,485,000 1,627,842
Sales Tax, Revenue, Senior Lien, 2021 A, 5%, 7/01/38 ...................... 1,910,000 2,221,038
Los Angeles Department of Water ,
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/40 ................... 7,000,000 7,918,512
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/41 ................... 3,535,000 3,985,521
Los Angeles Department of Water & Power ,
Power System, Revenue, 2014 C, 5%, 7/01/27 ............................ 10,000,000 10,107,599
Power System, Revenue, 2016 B, 5%, 7/01/30 ............................ 3,000,000 3,143,274
Power System, Revenue, 2016 B, 5%, 7/01/31 ............................ 6,700,000 7,018,196
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/34 ................... 23,350,000 25,086,703
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/39 ................... 2,860,000 3,240,761
Water System, Revenue, 2014 A, 5%, 7/01/31 ............................ 4,690,000 4,734,690
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/37 ................... 10,450,000 10,882,564
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/34 ................... 2,500,000 2,776,443
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/38 ................... 4,500,000 4,925,211
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/33 ................... 1,410,000 1,656,422

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Unified School District ,
GO, 2016 A, Refunding, 5%, 7/01/29 ................................... $ 5,000,000 $ 5,195,602
GO, 2016 B, Refunding, 5%, 7/01/30 ................................... 30,000,000 31,893,018
GO, 2020 RYQ, 4%, 7/01/38 ......................................... 5,000,000 5,279,435
Manteca Unified School District , Community Facilities District No. 1989-2 , Special Tax ,
2013 F , AGMC Insured , 5% , 9/01/26 .................................... 1,280,000 1,281,816
Martinez Unified School District , GO , 2011 , Refunding , 5.375% , 8/01/26 ..........
3,435,000 3,483,713
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/36 .................................................... 500,000 506,051
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/41 .................................................... 800,000 765,946
Community Facilities District No. 2011-1 Improvement Area No. 6, Special Tax, 2021,
4%, 9/01/36 .................................................... 445,000 454,056
Community Facilities District No. 2011-1 Improvement Area No. 6, Special Tax, 2021,
4%, 9/01/46 .................................................... 875,000 824,731
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5%, 9/01/37 .................................................... 1,100,000 1,188,974
Menifee Union School District Public Financing Authority ,
Special Tax, 2016 A, Refunding, 5%, 9/01/25 ............................. 1,200,000 1,239,004
Special Tax, 2017 A, 5%, 9/01/25 ...................................... 1,405,000 1,450,667
Special Tax, 2017 A, 5%, 9/01/28 ...................................... 1,250,000 1,323,225
Special Tax, 2017 A, 5%, 9/01/30 ...................................... 1,550,000 1,641,245
Metropolitan Water District of Southern California ,
Revenue, 2014 E, Refunding, 5%, 7/01/24 ............................... 10,000 10,117
Revenue, 2020 C, Refunding, 5%, 7/01/38 ............................... 12,500,000 14,290,224
Moreno Valley Unified School District ,
GO, 2007, Refunding, NATL Insured, Zero Cpn., 8/01/24 .................... 7,500,000 7,358,525
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/31 ........ 120,000 121,924
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/32 ........ 130,000 131,997
Community Facilities District No. 2016-1, Special Tax, 2020, 4%, 9/01/33 ........ 140,000 142,050
Community Facilities District No. 2016-1, Special Tax, 2020, 2.625%, 9/01/38 ..... 200,000 162,305
Mount San Antonio Community College District , GO , 2013 A , 5.875% , 8/01/28 ......
6,000,000 6,867,635
Orange County Community Facilities District ,
Community Facilities District No. 2023-1, Special Tax, 2023 A, 5%, 8/15/38 ...... 1,360,000 1,440,814
Community Facilities District No. 2023-1, Special Tax, 2023 A, 5.25%, 8/15/43 .... 1,350,000 1,424,016
Orange Unified School District , GO , 2022 , 5% , 8/01/41 .......................
2,130,000 2,487,066
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/29 .................................... 2,595,000 2,614,336
COP, 2020, Refunding, 4%, 9/15/30 .................................... 2,700,000 2,714,695
COP, 2020, Refunding, 4%, 9/15/31 .................................... 2,805,000 2,812,546
COP, 2020, Refunding, 4%, 9/15/32 .................................... 1,600,000 1,603,402
Port of Oakland , Revenue , 2017 D , Refunding , 5% , 11/01/28 ...................
2,250,000 2,410,473
Poway Unified School District ,
Community Facilities District No. 16 Area A, Special Tax, 2020, AGMC Insured, 5%,
9/01/32 ........................................................ 100,000 114,217
Community Facilities District No. 16 Area A, Special Tax, 2020, AGMC Insured, 4%,
9/01/34 ........................................................ 500,000 531,955
Community Facilities District No. 16 Area A, Special Tax, 2020, AGMC Insured, 4%,
9/01/36 ........................................................ 715,000 754,230
Community Facilities District No. 16 Area A, Special Tax, 2020, AGMC Insured, 4%,
9/01/40 ........................................................ 965,000 995,274
Poway Unified School District Public Financing Authority ,
Special Tax, 2014, BAM Insured, 5%, 10/01/31 ............................ 1,700,000 1,702,387
Special Tax, 2014, BAM Insured, 5%, 10/01/32 ............................ 1,845,000 1,847,576
Special Tax, 2017 A, Refunding, 5%, 9/01/27 ............................. 1,375,000 1,463,326
Special Tax, 2017 A, Refunding, 5%, 9/01/30 ............................. 2,225,000 2,367,589

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
River Islands Public Financing Authority , Lathrop Irrigation District Electric , Revenue ,
2020 , AGMC Insured , 4% , 9/01/40 ..................................... $ 1,665,000 $ 1,709,533
Riverside County Transportation Commission ,
Sales Tax, Revenue, 2017 B, Refunding, 4%, 6/01/36 ....................... 9,750,000 10,213,754
Sales Tax, Revenue, 2017 B, Refunding, 5%, 6/01/38 ....................... 2,805,000 3,029,094
Sales Tax, Revenue, 2017 B, Refunding, 5%, 6/01/39 ....................... 5,000,000 5,378,313
Riverside Unified School District , Community Facilities District No. 33 , Special Tax ,
2021 , 4% , 9/01/45 ................................................. 375,000 349,756
e
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 5,000,000 5,081,650
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2017 A , BAM Insured , 5% , 9/01/27 ..................................... 1,035,000 1,097,365
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/27 1,000,000 1,021,916
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/28 1,960,000 2,002,641
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/29 2,130,000 2,176,802
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/30 2,310,000 2,360,412
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/31 2,495,000 2,549,286
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/32 2,690,000 2,751,089
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/38 .................................................... 250,000 271,098
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/43 .................................................... 440,000 465,922
Community Facilities District No. 91-1, Special Tax, 2017, Refunding, 5%, 9/01/36 . 1,130,000 1,188,036
Root Creek Water District ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/41 .................................................... 430,000 430,900
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2021,
4%, 9/01/46 .................................................... 1,300,000 1,239,674
Sacramento County Sanitation Districts Financing Authority , Sacramento Regional
County Sanitation District , Revenue , 2014 A , Refunding , 5% , 12/01/29 .......... 2,000,000 2,015,991
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/38 ....................................... 2,695,000 3,031,455
Revenue, 2023 K, 5%, 8/15/39 ........................................ 1,000,000 1,188,252
San Bernardino County Transportation Authority ,
Sales Tax, Revenue, 2014 A, Refunding, 5%, 3/01/30 ....................... 2,685,000 2,695,689
Sales Tax, Revenue, 2014 A, Refunding, 5%, 3/01/31 ....................... 5,090,000 5,110,262
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/35 ............................... 7,500,000 8,460,834
Revenue, 2019 A, Refunding, 5%, 7/01/39 ............................... 6,500,000 7,144,442
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 4,000,000 4,334,604
Revenue, 2021 B, 5%, 7/01/30 ........................................ 2,260,000 2,506,720
Revenue, Senior Lien, 2023 B, 5.25%, 7/01/38 ............................ 2,500,000 2,826,986
Revenue, Senior Lien, 2023 B, 5%, 7/01/39 .............................. 5,000,000 5,517,391
Revenue, Senior Lien, 2023 B, 5%, 7/01/40 .............................. 7,000,000 7,712,452
San Francisco Bay Area Rapid Transit District ,
GO, 2013 C, 5%, 8/01/27 ............................................ 2,640,000 2,643,881
GO, 2013 C, 5%, 8/01/28 ............................................ 3,500,000 3,505,119
GO, 2020 C-1, 4%, 8/01/33 .......................................... 2,250,000 2,430,601
Sales Tax, Revenue, 2015 A, Refunding, 5%, 7/01/28 ....................... 2,510,000 2,596,091
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/36 ............................... 4,000,000 4,318,832
Revenue, Second Series, 2019 E, 5%, 5/01/35 ............................ 2,000,000 2,175,341
Revenue, Second Series, 2019 E, 5%, 5/01/37 ............................ 1,000,000 1,073,432
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/35 ................ 1,000,000 1,082,102
SFO Fuel Co. LLC, Revenue, 2019 A, Refunding, 5%, 1/01/36 ................ 1,000,000 1,077,032
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2018
A , 4% , 10/01/43 ................................................... 9,220,000 9,306,226

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Redevelopment Agency Successor Agency ,
Hotel Tax, Revenue, 2011, Refunding, AGMC Insured, 5%, 6/01/24 ............ $ 3,680,000 $ 3,685,249
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/30 ...................................... 1,080,000 1,087,872
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/34 ...................................... 1,110,000 1,117,691
San Jacinto Unified School District , Community Facilities District No. 2022-1
Improvement Area No. 1 , Special Tax , 2023 , 5.25% , 9/01/48 ................. 350,000 371,626
San Jacinto Unified School District Financing Authority , Community Facilities District
No. 2003-2 , Special Tax , 2019 , 5% , 9/01/36 .............................. 1,200,000 1,265,418
San Joaquin Hills Transportation Corridor Agency , Revenue , 1997 A , Refunding , NATL
Insured , Zero Cpn., 1/15/26 .......................................... 19,000,000 17,806,646
San Juan Unified School District , GO , 2020 , 4% , 8/01/34 ......................
2,765,000 2,954,819
San Mateo County Transit District ,
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/28 ....................... 3,000,000 3,108,944
Sales Tax, Revenue, 2015 A, Refunding, 5%, 6/01/29 ....................... 4,300,000 4,457,463
San Ysidro School District ,
COP, 2015, Refunding, BAM Insured, 5%, 9/01/29 ......................... 1,100,000 1,146,532
COP, 2015, Refunding, BAM Insured, 5%, 9/01/31 ......................... 1,000,000 1,041,249
COP, 2015, Refunding, BAM Insured, 5%, 9/01/33 ......................... 1,050,000 1,091,679
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/29 ................................. 4,475,000 4,647,198
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/24 ................................. 240,000 240,532
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 100,000 101,650
Revenue, 2020, Refunding, 5%, 7/01/28 ................................. 660,000 711,834
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 520,000 571,955
Sonoma Community Development Agency Successor Agency ,
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/29 .................. 1,000,000 1,061,075
Tax Allocation, 2015, Refunding, NATL Insured, 5%, 6/01/33 .................. 1,200,000 1,273,278
State of California ,
GO, Refunding, 5%, 4/01/29 ......................................... 3,190,000 3,619,875
GO, Refunding, 5%, 9/01/29 ......................................... 1,000,000 1,062,295
GO, Refunding, 5%, 11/01/29 ......................................... 5,000,000 5,743,136
GO, 5%, 4/01/30 .................................................. 3,725,000 4,235,560
GO, Refunding, 5%, 11/01/30 ......................................... 15,540,000 18,216,232
GO, Refunding, 5%, 10/01/32 ......................................... 5,780,000 6,612,606
GO, 2017, 5%, 11/01/28 ............................................. 7,230,000 7,919,733
State of California Department of Water Resources ,
Revenue, AS, ETM, 5%, 12/01/24 ..................................... 35,000 35,702
Revenue, AS, Pre-Refunded, 5%, 12/01/25 .............................. 5,000 5,100
Revenue, AS, Pre-Refunded, 5%, 12/01/26 .............................. 45,000 45,903
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/38 .... 1,300,000 1,307,773
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/36 ............................................ 1,600,000 1,713,090
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 A, 1,
Refunding, 5%, 6/01/38 ............................................ 1,500,000 1,582,257
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2,
Special Tax, 2023, 5.25%, 9/01/38 ................................... 600,000 647,528
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2,
Special Tax, 2023, 5.625%, 9/01/43 ................................... 1,350,000 1,456,592
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/30 ........................... 500,000 548,115

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Transbay Joint Powers Authority, (continued)
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/32 ........................... $ 500,000 $ 544,425
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/33 ........................... 1,000,000 1,086,943
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/34 ........................... 1,050,000 1,138,279
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/30 .................................................... 1,000,000 1,033,264
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/32 .................................................... 1,565,000 1,615,889
University of California ,
Revenue, 2014 AM, 5%, 5/15/27 ...................................... 3,000,000 3,022,499
Revenue, 2014 AM, 5%, 5/15/28 ...................................... 1,835,000 1,848,424
Revenue, 2016 K, 5%, 5/15/37 ........................................ 1,000,000 1,047,133
Val Verde Unified School District ,
Community Facilities District No. 2018-2 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/43 .................................................... 555,000 581,204
Community Facilities District No. 2018-2 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/48 .................................................... 625,000 642,873
Community Facilities District No. 2018-2 Improvement Area No. 2, Special Tax, 2023,
5%, 9/01/54 .................................................... 1,000,000 1,022,913
Washington Township Health Care District ,
Revenue, 2020 A, Refunding, 5%, 7/01/24 ............................... 200,000 201,141
Revenue, 2020 A, Refunding, 5%, 7/01/25 ............................... 215,000 219,216
Revenue, 2020 A, Refunding, 5%, 7/01/27 ............................... 400,000 421,341
Revenue, 2020 A, Refunding, 5%, 7/01/28 ............................... 400,000 427,259
Revenue, 2020 A, Refunding, 5%, 7/01/29 ............................... 350,000 378,192
Revenue, 2020 A, Refunding, 5%, 7/01/30 ............................... 325,000 355,285
Revenue, 2020 A, Refunding, 5%, 7/01/31 ............................... 350,000 380,205
Revenue, 2020 A, Refunding, 3%, 7/01/32 ............................... 800,000 733,477
Revenue, 2020 A, Refunding, 4%, 7/01/33 ............................... 275,000 281,375
Revenue, 2020 A, Refunding, 3%, 7/01/34 ............................... 870,000 767,640
Revenue, 2020 A, Refunding, 4%, 7/01/35 ............................... 300,000 303,757
Revenue, 2020 A, Refunding, 3%, 7/01/36 ............................... 1,400,000 1,188,942
Revenue, 2020 A, Refunding, 3%, 7/01/37 ............................... 725,000 597,779
Revenue, 2020 A, Refunding, 3%, 7/01/38 ............................... 750,000 596,999
Revenue, 2023 A, 5%, 7/01/40 ........................................ 400,000 417,267
Revenue, 2023 A, 5%, 7/01/41 ........................................ 375,000 388,847
Revenue, 2023 A, 5%, 7/01/42 ........................................ 325,000 335,305
Revenue, 2023 A, 5%, 7/01/43 ........................................ 275,000 282,333
West Basin Municipal Water District ,
Revenue, 2016 A, Refunding, 5%, 8/01/32 ............................... 1,975,000 2,089,430
Revenue, 2016 A, Refunding, 5%, 8/01/33 ............................... 2,630,000 2,780,950
Revenue, 2021 A, Refunding, 5%, 8/01/34 ............................... 1,635,000 1,957,531
1,332,970,062
Wisconsin 0.6%
e
Public Finance Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 ,
5.25% , 6/01/24 ................................................... 9,000,000 9,000,000
U.S. Territories 0.5%
Puerto Rico 0.5%
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
2,200,000 2,208,422
Puerto Rico Electric Power Authority ,
b,g
Revenue, 6%, 7/01/41 .............................................. 562,159 562,159

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

See abbreviations on page 38 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
b,g
Revenue, 7.125%, 7/01/59 ........................................... $ 2,730,152 $ 2,730,152
h
Revenue, WW, 5.375%, 7/01/23 ....................................... 5,000,000 1,300,000
6,800,733
Total U.S. Territories .................................................................... 6,800,733
Total Municipal Bonds (Cost $1,343,259,335) ...................................
1,348,770,795
Shares
Escrows and Litigation Trusts 0.0%
†
b,i
Puerto Rico Electric Power Authority, Escrow Account ........................ 254,001 203,201
Total Escrows and Litigation Trusts (Cost $–) ...................................
203,201
Total Long Term Investments (Cost $1,344,259,335) .............................
1,349,973,996
a
a a a a
Short Term Investments 3.0%
Principal
Amount
Municipal Bonds 3.0%
California 3.0%
j
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 3.4% ,
9/01/38 ......................................................... 5,400,000 5,400,000
j
Irvine Ranch Water District , Water Service Corp. , Special Assessment , 2009 B , LOC
Bank of America NA , Daily VRDN and Put , 3.29% , 10/01/41 .................. 500,000 500,000
j
Los Angeles Department of Water & Power , Power System , Revenue , 2002 A-6 ,
Refunding , SPA Bank of America NA , Daily VRDN and Put , 3.9% , 7/01/35 ....... 5,500,000 5,500,000
j
State of California , GO , 2003 C-4 , LOC US Bank NA , Daily VRDN and Put , 2.25% ,
5/01/33 ......................................................... 12,000,000 12,000,000
j
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 3.8%, 5/15/48 ................... 15,700,000 15,700,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 3.9%, 5/15/48 ........... 400,000 400,000
Revenue, 2023 BP-1, Refunding, Daily VRDN and Put, 4.1%, 5/15/48 .......... 2,500,000 2,500,000
42,000,000
Total Municipal Bonds (Cost $42,000,000) ......................................
42,000,000
Total Short Term Investments (Cost $42,000,000 ) ................................
42,000,000
a
Total Investments (Cost $1,386,259,335) 99.0% ..................................
$1,391,973,996
Other Assets, less Liabilities 1.0% .............................................
14,735,075
Net Assets 100.0% ...........................................................
$1,406,709,071
†
Rounds to less than 0.1% of net assets.
a
See Note 1(c) regarding senior floating rate interests.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
See Note 8 regarding restricted securities.

Franklin California Tax-Free Trust
Schedule of Investments (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $112,850,659, representing 8.0% of net assets.
f
The maturity date shown represents the mandatory put date.
g
Security purchased on a when-issued basis. See Note 1(b).
h
See Note 7 regarding defaulted securities.
i
Non-income producing.
j
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,386,259,335
Value - Unaffiliated issuers .................................................................. $1,391,973,996
Cash .................................................................................... 757,061
Receivables:
Capital shares sold ........................................................................ 6,726,192
Interest ................................................................................. 16,720,255
Total assets .......................................................................... 1,416,177,504
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,658,092
Capital shares redeemed ................................................................... 4,449,343
Management fees ......................................................................... 454,033
Distribution fees .......................................................................... 129,622
Transfer agent fees ........................................................................ 198,274
Trustees' fees and expenses ................................................................. 548
Distributions to shareholders ................................................................. 471,367
Accrued expenses and other liabilities ........................................................... 107,154
Total liabilities ......................................................................... 9,468,433
Net assets, at value ................................................................. $1,406,709,071
Net assets consist of:
Paid-in capital ............................................................................. $1,504,811,766
Total distributable earnings (losses) ............................................................. (98,102,695)
Net assets, at value ................................................................. $1,406,709,071

Franklin California Tax-Free Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Class A:
Net assets, at value ....................................................................... $379,138,400
Shares outstanding ........................................................................ 34,151,967
Net asset value per share
a
.................................................................. $11.10
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.36
Class A1:
Net assets, at value ....................................................................... $379,690,529
Shares outstanding ........................................................................ 34,223,326
Net asset value per share
a
.................................................................. $11.09
Maximum offering price per share (net asset value per share ÷ 97.75%) ................................ $11.35
Class C:
Net assets, at value ....................................................................... $35,114,120
Shares outstanding ........................................................................ 3,151,924
Net asset value and maximum offering price per share
a
............................................. $11.14
Class R6:
Net assets, at value ....................................................................... $54,962,434
Shares outstanding ........................................................................ 4,941,278
Net asset value and maximum offering price per share ............................................. $11.12
Advisor Class:
Net assets, at value ....................................................................... $557,803,588
Shares outstanding ........................................................................ 50,140,831
Net asset value and maximum offering price per share ............................................. $11.12
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Trust
Financial Statements
Statement of Operations
for the period ended December 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California
Intermediate-
Term Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $24,524,883
Expenses:
Management fees (Note 3 a ) ................................................................... 3,158,956
Distribution fees: (Note 3c )
    Class A ................................................................................ 452,164
    Class A1 ............................................................................... 198,108
    Class C ................................................................................ 118,869
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 122,732
    Class A1 ............................................................................... 134,483
    Class C ................................................................................ 12,418
    Class R6 ............................................................................... 6,013
    Advisor Class ............................................................................ 175,419
Custodian fees (Note 4 ) ...................................................................... 3,984
Reports to shareholders fees .................................................................. 16,176
Registration and filing fees .................................................................... 12,573
Professional fees ........................................................................... 56,493
Trustees' fees and expenses .................................................................. 8,780
Other .................................................................................... 84,005
Total expenses ......................................................................... 4,561,173
Expense reductions (Note 4 ) ............................................................... (3,984)
Expenses waived/paid by affiliates (Not e 3f) .................................................... (459,536)
Net expenses ......................................................................... 4,097,653
Net investment income ................................................................ 20,427,230
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (5,613,023)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 25,098,204
Net realized and unrealized gain (loss) ............................................................ 19,485,181
Net increase (decrease) in net assets resulting from operations .......................................... $39,912,411

Franklin California Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin California Intermediate-Term Tax-
Free Income Fund
Six Months Ended
December 31, 2023
(unaudited)
Year Ended
June 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $20,427,230 $40,464,274
Net realized gain (loss) ................................................. (5,613,023) (21,255,521)
Net change in unrealized appreciation (depreciation) ........................... 25,098,204 13,668,411
Net increase (decrease) in net assets resulting from operations ................ 39,912,411 32,877,164
Distributions to shareholders:
Class A ............................................................. (5,170,635) (9,213,522)
Class A1 ............................................................ (5,954,556) (12,767,392)
Class C ............................................................. (446,467) (1,021,338)
Class R6 ............................................................ (785,417) (1,248,436)
Advisor Class ........................................................ (8,026,369) (15,311,509)
Total distributions to shareholders .......................................... (20,383,444) (39,562,197)
Capital share transactions: (Note 2 )
Class A ............................................................. 9,836,651 25,903,070
Class A1 ............................................................ (43,557,240) (94,872,296)
Class C ............................................................. (5,461,235) (14,092,824)
Class R6 ............................................................ 4,057,120 13,892,987
Advisor Class ........................................................ 32,880,224 (94,046,093)
Total capital share transactions ............................................ (2,244,480) (163,215,156)
Net increase (decrease) in net assets ................................... 17,284,487 (169,900,189)
Net assets:
Beginning of period ..................................................... 1,389,424,584 1,559,324,773
End of period .......................................................... $1,406,709,071 $1,389,424,584

Franklin California Tax-Free Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
one fund, Franklin California Intermediate-Term Tax-Free
Income Fund (Fund). The Fund follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6,
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Fund's
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates
are generally the prime rate offered by a designated U.S.
bank, or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
1. Organization and Significant Accounting Policies
(continued)
c. Senior Floating Rate Interests
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
December 31, 2023
Year Ended
June 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 6,869,586 $74,567,838 15,255,123 $166,550,059
Shares issued in reinvestment of distributions .......... 428,927 4,640,007 756,713 8,269,271
Shares redeemed ............................... (6,424,156) (69,371,194) (13,641,681) (148,916,260)
Net increase (decrease) .......................... 874,357 $9,836,651 2,370,155 $25,903,070
Class A1 Shares:
Shares sold ................................... 654,476 $7,124,679 2,980,939 $32,566,655
Shares issued in reinvestment of distributions .......... 481,118 5,199,328 1,030,929 11,254,542
Shares redeemed ............................... (5,167,319) (55,881,247) (12,707,526) (138,693,493)
Net increase (decrease) .......................... (4,031,725) $(43,557,240) (8,695,658) $(94,872,296)
Class C Shares:
Shares sold ................................... 461,601 $4,977,100 945,625 $10,369,758
Shares issued in reinvestment of distributions .......... 38,365 416,449 88,506 970,166
Shares redeemed
a
.............................. (1,004,210) (10,854,784) (2,315,622) (25,432,748)
Net increase (decrease) .......................... (504,244) $(5,461,235) (1,281,491) $(14,092,824)
Class R6 Shares:
Shares sold ................................... 1,206,119 $13,092,698 3,049,129 $33,277,046
Shares issued in reinvestment of distributions .......... 39,286 425,778 70,677 773,919
Shares redeemed ............................... (875,945) (9,461,356) (1,845,709) (20,157,978)
Net increase (decrease) .......................... 369,460 $4,057,120 1,274,097 $13,892,987
Advisor Class Shares:
Shares sold ................................... 14,445,358 $156,404,498 34,779,666 $380,358,826
Shares issued in reinvestment of distributions .......... 591,390 6,412,346 1,119,819 12,258,774
Shares redeemed ............................... (12,002,260) (129,936,620) (44,562,743) (486,663,693)
Net increase (decrease) .......................... 3,034,488 $32,880,224 (8,663,258) $(94,046,093)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)
h. Guarantees and Indemnifications
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended December 31, 2023, the annualized gross effective investment management fee rate was 0.464% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Franklin Distributors, LLC (Distributors) Principal underwriter
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended December 31, 2023, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$133,144 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees and acquired fund fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.49%, based on the average net assets of each class until October 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until October 31, 2024.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended December 31, 2023, these purchase and sale transactions aggregated $73,650,000 and $69,010,000, respectively.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $4,322
CDSC retained .............................................................................. $11,764
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At June 30, 2023, the capital loss carryforwards were as follows:
At December 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2023, aggregated
$125,299,028 and $154,288,530, respectively.
7. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At December
31, 2023, the value of this security was $1,300,000, representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $51,260,172
Long term ................................................................................ 47,970,839
Total capital loss carryforwards ............................................................... $99,231,011
Cost of investments .......................................................................... $1,386,418,360
Unrealized appreciation ........................................................................ $35,563,829
Unrealized depreciation ........................................................................ (30,008,193)
Net unrealized appreciation (depreciation) .......................................................... $5,555,636

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
At December 31, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 2, 2024, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 31, 2025, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the period ended December 31, 2023, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin California Intermediate Term Tax Free Income Fund
1,000,000
Centennial Gardens LP, CME Term Loan, B, 7.331%,
(1-month SOFR + 1.55%) , 1/01/38 ............. 10/25/23 $ 1,000,000 $ 1,000,000
Total Restricted Securities (Value is 0.1% of Net Assets) .............. $1,000,000 $1,000,000
8. Restricted Securities
(continued)

Franklin California Tax-Free Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin California Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests ............... $ — $ — $ 1,000,000 $ 1,000,000
Municipal Bonds : —
California ............................. — 1,332,970,062 — 1,332,970,062
Wisconsin ............................ — 9,000,000 — 9,000,000
U.S. Territories ..........................
Puerto Rico ........................... — 3,508,422 3,292,311 6,800,733
Escrows and Litigation Trusts ............... — — 203,201 203,201
Short Term Investments ................... — 42,000,000 — 42,000,000
Total Investments in Securities ........... $— $1,387,478,484 $4,495,512 $1,391,973,996
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
11. Fair Value Measurements
(continued)

Franklin California Tax-Free Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six month period ended December 31.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

CAT S 02/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin California Intermediate-Term Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee

of Listed Registrants.             N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.              N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
CALIFORNIA TAX-FREE TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  February 26, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  February 26, 2024